Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following:

	Successor
	May 31, 2021
($ in thousands)	Weighted Average Useful Life	Cost	Accumulated Amortized	Net
Indefinite-lived:
Trademark / Trade name	Indefinite	$109,998	$—	$109,998
Definite-lived:
Customer relationships	20.0	300,257	(4,874)	295,383
Technology	8.5	370,256	(14,140)	356,116
Content library	10.0	50,000	(1,622)	48,378

Total definite-lived		720,513	(20,636)	699,877

Total intangible assets		$830,511	$(20,636)	$809,875

	Successor
	February 28, 2021
($ in thousands)	Weighted Average Useful Life	Cost	Accumulated Amortized	Net
Indefinite-lived:
Trademark / Trade name	Indefinite	$109,924	$—	$109,924
Definite-lived:
Customer relationships	20.0	300,107	(1,248)	298,859
Technology	8.5	370,106	(3,621)	366,485
Content library	10.0	50,000	(417)	49,583

Total definite-lived		720,213	(5,286)	714,927

Total intangible assets		$830,137	$(5,286)	$824,851

Intangible assets, net consisted of the following:

		Successor
		February 28, 2021
($ in thousands)	Weighted Average Useful Life	Cost	Accumulated Amortized	Net
Indefinite-lived:
Trademark / Trade name	Indefinite	$109,924	$—	$109,924
Definite-lived:
Customer relationships	20.0	300,107	(1,248)	298,859
Technology	8.5	370,106	(3,621)	366,485
Content library	10.0	50,000	(417)	49,583
Total definite-lived		720,213	(5,286)	714,927
Total intangible assets		$830,137	$(5,286)	$824,851

	Predecessor
	February 29, 2020
($ in thousands)	Weighted Average Useful Life	Cost	Accumulated Amortized	Net
Indefinite-lived:
Trademark / Trade name	Indefinite	$11,849	$—	$11,849
Definite-lived:
Trade name	15.0	20,555	(3,023)	17,532
Noncompete agreements	4.2	1,919	(1,894)	25
Customer relationships	12.8	377,160	(70,159)	307,001
Technology	6.5	113,547	(37,603)	75,944
Content library	10.0	57,000	(3,800)	53,200
Backlog	4.0	7,000	(4,958)	2,042
Total definite-lived		577,181	(121,437)	455,744
Total intangible assets		$589,030	$(121,437)	$467,593

Schedule of Future Amortization of Intangibles
Future amortization of intangibles is as follows for the fiscal years ending:

($ in thousands)	Amount
2022	$63,547
2023	63,547
2024	63,547
2025	63,547
2026	63,547
Thereafter	397,192
Total future amortization	$714,927